FINANCIAL ASSETS AND LIABILITIES (Details 12) - USD ($) $ in Millions	Dec. 31, 2022	Dec. 31, 2021
IfrsStatementLineItems [Line Items]
Total assets	$ 730	$ 601
Total liabilities	2
Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	703	572
Total liabilities
Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Total liabilities	2
Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	27	29
Total liabilities
Other Receivables [Member]
IfrsStatementLineItems [Line Items]
Total assets	22	30
Other Receivables [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	22	30
Other Receivables [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Other Receivables [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Derivative Financial Instruments [Member]
IfrsStatementLineItems [Line Items]
Total liabilities	2
Derivative Financial Instruments [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total liabilities
Derivative Financial Instruments [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total liabilities	2
Derivative Financial Instruments [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total liabilities	0
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	279	278
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	279	278
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Government Securities [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	116	19
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	116	19
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Corporate Bonds [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Investment funds [member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	31	41
Investment funds [member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	31	41
Investment funds [member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Investment funds [member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Investment funds [member] | Cash And Cash Equivalent [Member]
IfrsStatementLineItems [Line Items]
Total assets	95	84
Investment funds [member] | Cash And Cash Equivalent [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	95	84
Investment funds [member] | Cash And Cash Equivalent [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Investment funds [member] | Cash And Cash Equivalent [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member]
IfrsStatementLineItems [Line Items]
Total assets	187	149
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 1 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	160	120
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 2 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets
Shares [Member] | Financial Asset At Fair Value Through Profit And Loss [Member] | Level 3 of fair value hierarchy [member]
IfrsStatementLineItems [Line Items]
Total assets	$ 27	$ 29